UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

Deutsche International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche International Value Fund

	Shares	Value ($)

Equity Securities 98.3%
Australia 2.0%
BHP Billiton Ltd. (ADR) (a)	34,252	1,528,667
South32 Ltd. (ADR)*	15,747	130,227

(Cost $2,307,355)		1,658,894
Belgium 1.9%
Delhaize Group SA (ADR) (Cost $780,388)	73,488	1,631,434
Bermuda 1.7%
Marvell Technology Group Ltd. (a) (b) (Cost $1,064,842)	100,108	1,400,511
Brazil 4.9%
Cia Energetica de Minas Gerais (ADR) (a)	349,840	1,581,277
Itau Unibanco Holding SA (ADR) (Preferred) (a)	130,154	1,392,648
Vale SA (ADR) (a)	185,450	1,168,335

(Cost $6,070,897)		4,142,260
Canada 7.2%
Agrium, Inc.	15,321	1,592,771
Kinross Gold Corp.*	235,962	554,511
Shaw Communications, Inc. "B"	74,003	1,633,246
Suncor Energy, Inc.	53,788	1,572,223
Yamana Gold, Inc.	215,652	774,191

(Cost $7,775,518)		6,126,942
China 2.2%
CNOOC Ltd. (ADR) (a) (Cost $2,191,916)	12,174	1,899,144
France 4.0%
Societe Generale SA (ADR)	198,578	1,880,534
Total SA (ADR) (a)	30,692	1,549,639

(Cost $2,716,225)		3,430,173
Germany 6.2%
Allianz SE (ADR) (a)	109,332	1,725,259
BASF SE (ADR)	20,076	1,862,852
Siemens AG (ADR) (a)	15,608	1,643,522

(Cost $4,203,044)		5,231,633
Hong Kong 1.9%
China Mobile Ltd. (ADR) (a) (Cost $1,171,751)	24,795	1,630,023
India 3.6%
Infosys Ltd. (ADR) (a)	44,973	1,433,290
Tata Motors Ltd. (ADR)	42,554	1,629,818

(Cost $1,902,802)		3,063,108
Israel 2.0%
Teva Pharmaceutical Industries Ltd. (ADR) (Cost $1,079,015)	28,380	1,705,638
Japan 14.0%
Canon, Inc. (ADR)	54,129	1,869,074
Komatsu Ltd. (ADR)	80,417	1,684,736
Mitsubishi UFJ Financial Group, Inc. (ADR)	297,995	2,196,223
Nippon Telegraph & Telephone Corp. (ADR)	53,506	1,855,053
Nomura Holdings, Inc. (ADR)	314,159	2,079,733
Sumitomo Mitsui Financial Group, Inc. (ADR)	240,622	2,184,848

(Cost $8,966,029)		11,869,667
Korea 3.8%
KB Financial Group, Inc. (ADR)	49,130	1,761,311
SK Telecom Co., Ltd. (ADR)	59,498	1,454,131

(Cost $2,334,987)		3,215,442
Mexico 2.0%
America Movil SAB de CV "L", (ADR) (a) (Cost $1,731,322)	80,268	1,685,628
Netherlands 6.8%
Aegon NV (Registered) (a) (c)	255,000	1,955,850
ING Groep NV (ADR) (a)	136,377	2,247,493
Royal Dutch Shell PLC "A", (ADR)	25,882	1,545,673

(Cost $4,767,487)		5,749,016
Norway 1.6%
Statoil ASA (ADR) (a) (Cost $1,646,269)	72,941	1,355,244
Russia 4.6%
CTC Media, Inc. (b)	187,933	601,385
Gazprom OAO (ADR)	291,424	1,562,033
LUKOIL OAO (ADR)	36,127	1,724,703

(Cost $5,559,682)		3,888,121
Spain 6.4%
Banco Bilbao Vizcaya Argentaria SA (ADR) (a)	186,168	1,841,202
Banco Santander SA (ADR)	253,632	1,800,787
Telefonica SA (ADR)	127,269	1,802,129

(Cost $4,906,809)		5,444,118
Switzerland 7.0%
ABB Ltd. (ADR)*	84,324	1,841,636
Credit Suisse Group AG (ADR) (a)	77,159	2,042,398
UBS Group AG (Registered)* (a) (c)	95,867	2,068,810

(Cost $4,787,576)		5,952,844
United Kingdom 14.5%
BAE Systems PLC (ADR) (a)	51,400	1,625,268
Barclays PLC (ADR) (a)	112,816	1,864,848
BP PLC (ADR) (a)	45,603	1,890,700
HSBC Holdings PLC (ADR)	38,309	1,819,678
Rolls-Royce Holdings PLC (ADR)*	25,984	1,986,477
Smith & Nephew PLC (ADR)	46,206	1,638,003
Tesco PLC (ADR)	148,861	1,449,906

(Cost $10,824,395)		12,274,880

Total Equity Securities (Cost $76,788,309)		83,354,720
Securities Lending Collateral 36.8%
Daily Assets Fund Institutional, 0.14% (d) (e) (Cost $31,177,998)	31,177,998	31,177,998
Cash Equivalents 1.4%
Central Cash Management Fund, 0.09% (d) (Cost $1,192,532)	1,192,532	1,192,532

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $109,158,839) †	136.5	115,725,250
Other Assets and Liabilities, Net	(36.5)	(30,943,321)

Net Assets	100.0	84,781,929

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $113,623,924.  At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $2,101,326.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,199,736 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,098,410.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $30,058,372, which is 35.5% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

At May 31, 2015 the Deutsche International Value Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	28,861,622	34.6%
Energy	13,099,359	15.7%
Industrials	8,781,639	10.5%
Telecommunication Services	8,426,964	10.1%
Materials	7,611,554	9.1%
Information Technology	4,702,875	5.7%
Consumer Discretionary	3,864,449	4.7%
Health Care	3,343,641	4.0%
Consumer Staples	3,081,340	3.7%
Utilities	1,581,277	1.9%
Total	83,354,720	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,658,894	$—	$—	$1,658,894
Belgium	1,631,434	—	—	1,631,434
Bermuda	1,400,511	—	—	1,400,511
Brazil	4,142,260	—	—	4,142,260
Canada	6,126,942	—	—	6,126,942
China	1,899,144	—	—	1,899,144
France	3,430,173	—	—	3,430,173
Germany	5,231,633	—	—	5,231,633
Hong Kong	1,630,023	—	—	1,630,023
India	3,063,108	—	—	3,063,108
Israel	1,705,638	—	—	1,705,638
Japan	11,869,667	—	—	11,869,667
Korea	3,215,442	—	—	3,215,442
Mexico	1,685,628	—	—	1,685,628
Netherlands	5,749,016	—	—	5,749,016
Norway	1,355,244	—	—	1,355,244
Russia	3,888,121	—	—	3,888,121
Spain	5,444,118	—	—	5,444,118
Switzerland	5,952,844	—	—	5,952,844
United Kingdom	12,274,880	—	—	12,274,880
Short-Term Investments (f)	32,370,530	—	—	32,370,530

Total	$115,725,250	$—	$—	$115,725,250

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche International Value Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015